Segment Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Segment Information
Number of reportable segments | segment			1		1
Number of operating segments | segment			1		1
Research and development costs	$ 3,361,858	$ 1,248,189	$ 6,211,043	$ 3,755,549	$ 5,176,932	$ 7,152,913
General and administrative expenses	4,749,399	1,125,121	11,569,376	3,546,510	4,168,576	5,274,603
Other significant non-cash items:
Depreciation and amortization	287,095	316,711	665,832	1,015,118
Total operating expenses	(8,398,352)	(2,690,021)	(18,446,251)	(8,317,177)	10,601,899	14,257,513
Single reportable segment
Segment Information
Research and development costs	3,361,858	1,248,189	6,211,043	3,755,549	5,176,932	7,152,913
General and administrative expenses	4,749,399	1,125,121	11,569,376	3,546,510	4,168,576	5,274,603
Other significant non-cash items:
Depreciation and amortization	287,095	316,711	665,832	1,015,118
Total operating expenses	$ (8,398,352)	$ (2,690,021)	$ (18,446,251)	$ (8,317,177)	$ 10,601,899	$ 14,257,513